TRADE RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Trade receivables
Ordinary receivables	$ 32,163	$ 43,524
Contractual asset IFRS 15	4	69
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	182	249
Allowance for doubtful accounts	(9,795)	(15,230)
Total current trade receivables	22,554	28,612
Non-current trade receivables
Ordinary receivables	66	80
Contractual asset IFRS 15	6	9
Non-current trade receivables	72	89
Total trade receivables, net	$ 22,626	$ 28,701